COMMITMENTS AND CONTINGENCIES, FINTECH ACQUISITION CORP. II (Q2) (Details) - USD ($)		6 Months Ended	12 Months Ended
	Jul. 26, 2018	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Underwriting Agreement [Abstract]
Percentage of underwriting discount		2.00%	2.00%
Underwriting fees		$ 3,060,000	$ 3,060,000
Percentage of deferred fee on gross proceeds of IPO		5.00%	5.00%
Percentage of deferred fee on units sold in overalltoment option		7.00%	7.00%
Deferred underwriting fees		$ 9,190,000	$ 9,190,000	$ 0
Deferred Legal Fees [Abstract]
Deferred legal fees payable		$ 25,000	$ 25,000	$ 0
Subsequent Event [Member]
Underwriting Agreement [Abstract]
Underwriting fees	$ 8,900,000
Deferred Legal Fees [Abstract]
Legal fees	$ 25,000